UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard International Value Fund Investor Shares - VTRIX

Vanguard Diversified Equity Fund Investor Shares - VDEQX

Vanguard International Value Fund
Investor Shares (VTRIX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard International Value Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$37	0.34%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.
  Seven of the Fund’s 11 industry sectors hurt returns relative to the benchmark. Selection in industrials and information technology detracted most, while strong selection in health care boosted results most. Utilities and energy also contributed modestly.
  Returns were positive across all regions in the portfolio, but all except Europe trailed the benchmark. Selection in the Pacific region and North America detracted most from relative performance.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	19.90%	11.92%	7.17%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$11,620
Number of Portfolio Holdings	192
Portfolio Turnover Rate	65%
Total Investment Advisory Fees (in thousands)	$17,906
Portfolio Composition % of Net Assets (as of October 31, 2025)
Africa	0.8%
Asia	35.3%
Europe	46.2%
North America	9.7%
Oceania	1.6%
South America	3.0%
Other Assets and Liabilities—Net	3.4%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, Lazard Asset Management LLC was removed as an investment advisor to the Fund, and Altrinsic Global Advisors, LLC was added as an investment advisor to the Fund. Also during the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR46

Vanguard Diversified Equity Fund
Investor Shares (VDEQX)
Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Diversified Equity Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$38	0.35%
How did the Fund perform during the reporting period?
  For the 12 months ended October 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.
  The Fund is a fund of funds, investing in six actively managed Vanguard funds selected to provide broad exposure to all segments of the U.S. equity market. Together, those funds cover the style and capitalization spectrum.
  Returns of the underlying funds ranged from 7.70% for Vanguard Explorer Fund to 28.35% for Vanguard U.S. Growth Fund. Among the underlying funds, four underperformed and two outperformed the Fund’s benchmark. The underperformers accounted for about half the Fund’s assets.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2015, Through October 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	18.27%	14.76%	13.33%
MSCI US Broad Market Index	20.93%	16.89%	14.17%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.90%	16.69%	14.02%
Fund Statistics (as of October 31, 2025)
Fund Net Assets (in millions)	$3,008
Number of Portfolio Holdings	7
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of October 31, 2025)
Vanguard U.S. Growth Fund Investor Shares	30.4%
Vanguard Growth and Income Fund Investor Shares	20.3%
Vanguard WindsorTM Fund Investor Shares	19.3%
Vanguard Windsor II Fund Investor Shares	15.0%
Vanguard ExplorerTM Fund Investor Shares	10.0%
Vanguard Mid-Cap Growth Fund	5.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR608

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$170,000	$173,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$170,000	$173,000

(e)     (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)     Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)     For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard International Value Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	15
Tax information	16

International Value Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (94.8%)
Australia (1.6%)
	QBE Insurance Group Ltd.	7,336,649	95,190
	Macquarie Group Ltd.	642,532	91,647
			186,837
Belgium (0.3%)
	KBC Group NV	282,355	33,970
Brazil (1.8%)
	Lojas Renner SA	23,382,390	64,498
	Banco Bradesco SA ADR	12,303,419	41,585
	B3 SA - Brasil Bolsa Balcao	14,102,011	33,185
	Ambev SA	11,675,749	27,584
	Banco do Brasil SA	6,030,546	24,548
	Odontoprev SA	8,389,900	19,852
			211,252
Canada (3.0%)
	Nutrien Ltd.	2,106,606	114,737
	Magna International Inc.	1,805,828	85,312
*	CAE Inc.	1,447,776	40,650
	Canadian National Railway Co.	405,000	38,835
	Agnico Eagle Mines Ltd.	240,041	38,601
	North West Co. Inc.	984,911	31,951
			350,086
China (6.1%)
	Tencent Holdings Ltd.	1,489,465	120,986
	Alibaba Group Holding Ltd.	4,917,553	104,639
	Ping An Insurance Group Co. of China Ltd. Class H	11,142,000	80,493
	Li Ning Co. Ltd.	33,796,000	73,480
	China Overseas Land & Investment Ltd.	39,566,633	66,400
*	Tongwei Co. Ltd. Class A	13,220,068	46,036
	Shenzhou International Group Holdings Ltd.	5,045,400	43,551
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	60,621,760	42,435
	Kweichow Moutai Co. Ltd. Class A	192,159	38,653
	Trip.com Group Ltd. ADR	517,160	36,537
	NetEase Inc.	1,247,441	35,004
	Yum China Holdings Inc.	431,737	18,677
			706,891
Denmark (0.3%)
	Novo Nordisk A/S Class B	703,342	34,627
Egypt (0.3%)
	Commercial International Bank - Egypt (CIB) (Registered) GDR	15,405,988	32,846
Finland (1.2%)
	Nokia OYJ	16,944,785	115,585
	Neste OYJ	1,138,039	23,581
			139,166
France (11.0%)
	Kering SA	867,832	308,182
	STMicroelectronics NV	6,997,221	171,823
	TotalEnergies SE	2,321,618	144,950
	Pernod Ricard SA	1,245,874	122,022
	LVMH Moet Hennessy Louis Vuitton SE	162,192	114,641
	Capgemini SE	678,794	104,429
	Bureau Veritas SA	2,601,806	85,502
	Sanofi SA	842,538	85,234
	Danone SA	490,727	43,339
	Cie Generale des Etablissements Michelin SCA	873,973	27,919
	SCOR SE	921,771	27,904

International Value Fund
		Shares	Market Value• ($000)
[1]	Teleperformance SE	331,088	23,643
	Air Liquide SA Loyalty Shares 2027	102,653	19,867
			1,279,455
Germany (6.1%)
	Infineon Technologies AG	2,948,438	117,032
[1]	Bayerische Motoren Werke AG	785,977	73,288
	Deutsche Boerse AG	248,307	62,881
	adidas AG	282,044	53,330
	BASF SE	989,622	48,830
	Henkel AG & Co. KGaA	626,190	46,760
	Deutsche Post AG	888,085	40,804
	Siemens AG (Registered)	143,272	40,603
	Bayer AG (Registered)	1,265,360	39,358
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	63,540	39,312
	Daimler Truck Holding AG	954,568	38,262
[2]	Siemens Healthineers AG	671,176	37,619
	Fresenius Medical Care AG	595,144	31,952
	Continental AG	296,422	22,650
	FUCHS SE	277,318	9,837
			702,518
Hong Kong (4.3%)
	Sands China Ltd.	43,214,400	112,628
	AIA Group Ltd.	11,050,979	107,534
	Techtronic Industries Co. Ltd.	7,664,924	89,404
	Jardine Matheson Holdings Ltd.	1,153,970	67,755
*	Melco Resorts & Entertainment Ltd. ADR	5,161,871	42,328
	Sun Hung Kai Properties Ltd.	3,188,500	38,800
	Galaxy Entertainment Group Ltd.	7,171,000	35,728
			494,177
India (2.4%)
	HDFC Bank Ltd. ADR	1,970,965	71,388
	UPL Ltd.	8,624,620	69,948
	HDFC Bank Ltd.	5,494,072	61,088
	Adani Ports & Special Economic Zone Ltd.	2,602,548	42,562
	Zee Entertainment Enterprises Ltd.	22,421,598	25,380
	Tata Consultancy Services Ltd.	391,412	13,471
			283,837
Indonesia (1.7%)
	Bank Rakyat Indonesia Persero Tbk. PT	297,827,200	71,246
	Bank Mandiri Persero Tbk. PT	228,595,810	64,764
	Astra International Tbk. PT	111,754,376	41,323
	Selamat Sempurna Tbk. PT	157,851,416	18,221
			195,554
Ireland (2.4%)
	Ryanair Holdings plc ADR	1,312,054	81,977
	Bank of Ireland Group plc	3,138,642	51,389
	Kerry Group plc Class A	426,869	38,940
*	ICON plc	207,473	35,648
	Kingspan Group plc	453,210	33,936
	CRH plc	266,341	31,721
			273,611
Israel (0.4%)
*	Check Point Software Technologies Ltd.	256,447	50,182
Italy (1.5%)
	FinecoBank Banca Fineco SpA	3,928,893	89,894
[1]	Brembo NV	4,183,853	45,124
	Banca Monte dei Paschi di Siena SpA	4,527,133	39,705
			174,723
Japan (11.6%)
[1]	Nidec Corp.	14,881,900	181,065
	Murata Manufacturing Co. Ltd.	8,019,281	172,903
	Kubota Corp.	8,800,375	113,940
	Suzuki Motor Corp.	6,249,087	93,292
	Sumitomo Mitsui Trust Group Inc.	3,054,913	83,908
	Sony Group Corp.	2,732,491	76,099
	Shin-Etsu Chemical Co. Ltd.	2,132,400	64,098

International Value Fund
		Shares	Market Value• ($000)
	Denso Corp.	4,344,908	60,706
	Daikin Industries Ltd.	494,220	57,419
	Kobe Steel Ltd.	4,757,000	55,987
	SMC Corp.	155,416	53,202
	Omron Corp.	1,596,546	44,519
	Daito Trust Construction Co. Ltd.	2,376,083	44,423
	MISUMI Group Inc.	2,826,972	44,075
	Makita Corp.	1,407,132	42,539
	Nitto Denko Corp.	1,568,044	39,052
	Nihon Kohden Corp.	3,353,900	38,761
	Japan Exchange Group Inc.	2,712,579	30,248
	Seria Co. Ltd.	1,473,800	28,064
	Ain Holdings Inc.	627,900	26,309
			1,350,609
Malaysia (0.3%)
	Westports Holdings Bhd.	32,201,300	39,562
Mexico (1.6%)
	Grupo Financiero Banorte SAB de CV	9,485,585	89,273
	Wal-Mart de Mexico SAB de CV	21,269,136	70,315
	Fomento Economico Mexicano SAB de CV ADR	329,513	31,093
			190,681
Netherlands (2.9%)
	Koninklijke Philips NV	3,073,066	84,187
	Heineken NV	937,890	72,623
	Akzo Nobel NV	905,860	59,864
[2]	ABN AMRO Bank NV	1,451,843	43,379
	Koninklijke Vopak NV	853,201	38,665
[1]	Randstad NV	825,995	32,371
	Aegon Ltd.	55,911	426
			331,515
Norway (1.1%)
	DNB Bank ASA	1,856,262	47,382
	Bakkafrost P/F	953,547	43,785
	Equinor ASA	1,705,480	40,848
			132,015
Panama (0.9%)
	Copa Holdings SA Class A	855,416	107,107
Philippines (0.4%)
	Puregold Price Club Inc.	35,873,376	23,193
	Universal Robina Corp.	15,521,440	19,237
			42,430
Singapore (1.3%)
	United Overseas Bank Ltd.	2,580,752	68,641
	Venture Corp. Ltd.	4,355,000	49,838
	Sembcorp Industries Ltd.	7,319,696	36,676
			155,155
South Africa (0.5%)
	Standard Bank Group Ltd.	3,883,103	57,101
South Korea (5.5%)
[2]	Samsung Electronics Co. Ltd. GDR	110,083	205,492
	Samsung Electronics Co. Ltd.	2,219,369	167,066
	Hyundai Mobis Co. Ltd.	385,674	85,287
	KB Financial Group Inc.	977,746	79,817
	Hana Financial Group Inc.	970,336	58,131
	Shinhan Financial Group Co. Ltd.	746,038	38,318
			634,111
Spain (2.1%)
	Banco Bilbao Vizcaya Argentaria SA	4,481,994	90,295
	Banco Santander SA	7,635,312	77,805
	Repsol SA	2,387,809	43,815
	Bankinter SA	2,232,486	33,653
			245,568
Sweden (3.3%)
*	Boliden AB	3,414,389	153,110

International Value Fund
		Shares	Market Value• ($000)
	Nordea Bank Abp	4,064,090	69,524
	Assa Abloy AB Class B	1,843,473	69,470
	Sandvik AB	2,001,361	60,520
	Hexagon AB Class B	2,847,748	34,713
			387,337
Switzerland (3.8%)
	Julius Baer Group Ltd.	1,987,520	134,175
	Sandoz Group AG	1,344,411	89,641
	Roche Holding AG	259,397	84,024
	Zurich Insurance Group AG	84,614	58,847
	Nestle SA (Registered)	427,694	40,865
	Adecco Group AG (Registered)	1,119,000	31,200
			438,752
Taiwan (0.7%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,683,070	81,393
United Kingdom (9.6%)
	GSK plc	7,194,391	168,446
	Smith & Nephew plc	8,058,156	148,802
	HSBC Holdings plc	6,729,812	94,143
	Prudential plc	6,549,968	91,098
	Berkeley Group Holdings plc	1,262,310	66,870
	Informa plc	4,726,315	60,182
	IMI plc	1,631,763	51,301
	BP plc ADR	1,295,598	45,514
	Weir Group plc	1,138,267	44,310
	Diageo plc	1,868,511	42,979
	Croda International plc	1,075,651	40,833
	Intertek Group plc	584,598	38,939
	Kingfisher plc	9,600,484	38,936
	Admiral Group plc	722,449	31,107
	Whitbread plc	771,104	29,356
	3i Group plc	501,987	29,050
	Renishaw plc	624,346	29,028
	Paragon Banking Group plc	2,391,325	26,081
	RS Group plc	3,457,217	25,303
	Haleon plc	3,943,676	18,339
			1,120,617
United States (4.2%)
	Chubb Ltd.	450,928	124,880
	Everest Group Ltd.	261,107	82,123
	Medtronic plc	878,163	79,649
	Aon plc Class A	225,496	76,822
	Willis Towers Watson plc	206,187	64,557
	Axis Capital Holdings Ltd.	593,300	55,569
			483,600
Vietnam (0.6%)
	Phu Nhuan Jewelry JSC	12,217,901	43,951
	Vietnam Dairy Products JSC	12,253,215	26,824
			70,775
Total Common Stocks (Cost $9,611,071)			11,018,060
Preferred Stocks (1.8%)
	Itau Unibanco Holding SA Preference Shares	8,907,495	65,300
	Gerdau SA Preference Shares	18,237,857	64,206
[1,2]	Dr Ing hc F Porsche AG Preference Shares	760,796	39,806
	FUCHS SE Preference Shares	789,395	35,337
Total Preferred Stocks (Cost $168,742)			204,649

International Value Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[3,4] Vanguard Market Liquidity Fund, 4.141% (Cost $423,524)	4,236,186	423,618
Total Investments (100.2%) (Cost $10,203,337)		11,646,327
Other Assets and Liabilities—Net (-0.2%)		(25,854)
Net Assets (100%)		11,620,473
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $90,066.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $326,296, representing 2.8% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $95,554 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2025	911	127,864	(1,553)
MSCI Emerging Markets Index	December 2025	906	63,764	183
				(1,370)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	USD	387	AUD	585	3	—
UBS AG	12/17/2025	USD	8,659	CHF	6,814	149	—
HSBC Bank plc	12/17/2025	USD	7,463	EUR	6,318	162	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	824	GBP	608	26	—
Toronto-Dominion Bank	12/17/2025	USD	279	JPY	40,578	14	—
Morgan Stanley Capital Services LLC	12/17/2025	USD	161	PLN	585	3	—
Barclays Bank plc	12/17/2025	USD	291	SEK	2,713	5	—
						362	—

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
PLN—Polish zloty.
SEK—Swedish krona.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,779,813)	11,222,709
Affiliated Issuers (Cost $423,524)	423,618
Total Investments in Securities	11,646,327
Investment in Vanguard	286
Cash	60,333
Foreign Currency, at Value (Cost $12,730)	12,629
Cash Collateral Pledged—Futures Contracts	6,476
Receivables for Investment Securities Sold	3,833
Receivables for Accrued Income	56,874
Receivables for Capital Shares Issued	3,620
Unrealized Appreciation—Forward Currency Contracts	362
Total Assets	11,790,740
Liabilities
Payables for Investment Securities Purchased	49,644
Collateral for Securities on Loan	95,554
Payables for Capital Shares Redeemed	14,290
Payables to Investment Advisor	4,601
Payables to Vanguard	1,027
Variation Margin Payable—Futures Contracts	540
Deferred Foreign Capital Gains Taxes	4,611
Total Liabilities	170,267
Net Assets	11,620,473
1 Includes $90,066 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	8,468,632
Total Distributable Earnings (Loss)	3,151,841
Net Assets	11,620,473

Net Assets
Applicable to 248,294,538 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,620,473
Net Asset Value Per Share	$46.80
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	328,646
Interest[2]	17,003
Securities Lending—Net	428
Total Income	346,077
Expenses
Investment Advisory Fees—Note B
Basic Fee	18,682
Performance Adjustment	(776)
The Vanguard Group—Note C
Management and Administrative	21,536
Marketing and Distribution	512
Custodian Fees	976
Auditing Fees	44
Shareholders' Reports and Proxy Fees	188
Trustees’ Fees and Expenses	6
Other Expenses	2
Total Expenses	41,170
Net Investment Income	304,907
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,631,500
Futures Contracts	12,096
Forward Currency Contracts	(31)
Foreign Currencies	(1,043)
Realized Net Gain (Loss)	1,642,522
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	150,135
Futures Contracts	6,144
Forward Currency Contracts	171
Foreign Currencies	3,251
Change in Unrealized Appreciation (Depreciation)	159,701
Net Increase (Decrease) in Net Assets Resulting from Operations	2,107,130
1	Dividends are net of foreign withholding taxes of $23,018.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,435, $14, and ($23), respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $6,500.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($1,484).
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	304,907	372,755
Realized Net Gain (Loss)	1,642,522	706,782
Change in Unrealized Appreciation (Depreciation)	159,701	1,263,884
Net Increase (Decrease) in Net Assets Resulting from Operations	2,107,130	2,343,421
Distributions
Total Distributions	(965,913)	(373,465)
Capital Share Transactions
Issued	1,029,587	1,071,516
Issued in Lieu of Cash Distributions	874,958	330,509
Redeemed	(4,375,740)	(2,843,466)
Net Increase (Decrease) from Capital Share Transactions	(2,471,195)	(1,441,441)
Total Increase (Decrease)	(1,329,978)	528,515
Net Assets
Beginning of Period	12,950,451	12,421,936
End of Period	11,620,473	12,950,451
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.37	$36.55	$32.96	$43.76	$32.48
Investment Operations
Net Investment Income[1]	1.064	1.142	1.045	1.019	1.091
Net Realized and Unrealized Gain (Loss) on Investments	6.571	5.801	3.528	(10.011)	10.824
Total from Investment Operations	7.635	6.943	4.573	(8.992)	11.915
Distributions
Dividends from Net Investment Income	(1.074)	(1.123)	(.983)	(1.087)	(.635)
Distributions from Realized Capital Gains	(2.131)	—	—	(.721)	—
Total Distributions	(3.205)	(1.123)	(.983)	(1.808)	(.635)
Net Asset Value, End of Period	$46.80	$42.37	$36.55	$32.96	$43.76
Total Return[2]	19.90%	19.23%	13.97%	-21.28%	36.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,620	$12,950	$12,422	$11,733	$15,219
Ratio of Total Expenses to Average Net Assets[3]	0.34%	0.37%[4]	0.39%	0.38%	0.36%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.76%	2.72%	2.68%	2.56%
Portfolio Turnover Rate	65%	40%	29%	37%	33%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.00%), 0.01%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
See accompanying Notes, which are an integral part of the Financial Statements.

International Value Fund
Notes to Financial Statements
Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

International Value Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  The investment advisory firms ARGA Investment Management, LP, Sprucegrove Investment Management Ltd., and beginning June 2025, Altrinsic Global Advisors, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of ARGA Investment Management, LP, and Sprucegrove Investment Management Ltd. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years. In accordance with the advisory contract entered into with Altrinsic Global Advisors, LLC, beginning August 1, 2026, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA since July 31, 2025. Until May 2025, a portion of the fund was managed by Lazard Asset Management LLC. The basic fee paid to Lazard Asset Management LLC was subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding five years.
Vanguard manages the cash reserves of the fund as described below.
For the year ended October 31, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.16% of the fund’s average net assets, before a net decrease of $776,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

International Value Fund
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $286,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,342,726	—	—	1,342,726
Common Stocks—Other	413,972	9,261,362	—	9,675,334
Preferred Stocks	129,506	75,143	—	204,649
Temporary Cash Investments	423,618	—	—	423,618
Total	2,309,822	9,336,505	—	11,646,327

Derivative Financial Instruments
Assets
Futures Contracts[1]	183	—	—	183
Forward Currency Contracts	—	362	—	362
Total	183	362	—	545
Liabilities
Futures Contracts[1]	(1,553)	—	—	(1,553)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	183	—	183
Unrealized Appreciation—Forward Currency Contracts	—	362	362
Total Assets	183	362	545

Unrealized Depreciation—Futures Contracts[1]	(1,553)	—	(1,553)
Total Liabilities	(1,553)	—	(1,553)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

International Value Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	12,096	—	12,096
Forward Currency Contracts	—	(31)	(31)
Realized Net Gain (Loss) on Derivatives	12,096	(31)	12,065

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	6,144	—	6,144
Forward Currency Contracts	—	171	171
Change in Unrealized Appreciation (Depreciation) on Derivatives	6,144	171	6,315
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	174,690
Total Distributable Earnings (Loss)	(174,690)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	435,385
Undistributed Long-Term Gains	1,331,715
Net Unrealized Gains (Losses)	1,383,733
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	1,008
Total	3,151,841
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	460,161	373,465
Long-Term Capital Gains	505,752	—
Total	965,913	373,465
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,258,722
Gross Unrealized Appreciation	1,946,969
Gross Unrealized Depreciation	(559,364)
Net Unrealized Appreciation (Depreciation)	1,387,605
G.  During the year ended October 31, 2025, the fund purchased $7,447,785,000 of investment securities and sold $10,429,299,000 of investment securities, other than temporary cash investments.

International Value Fund
H.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	25,032	26,052
Issued in Lieu of Cash Distributions	23,338	8,397
Redeemed	(105,756)	(68,658)
Net Increase (Decrease) in Shares Outstanding	(57,386)	(34,209)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Trustees' Equity Fund and Shareholders of Vanguard International Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard International Value Fund (one of the funds constituting Vanguard Trustees' Equity Fund, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $278,210,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $8,572,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $633,919,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $351,663,000 and foreign taxes paid of $28,180,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q460 122025

Financial Statements
For the year ended October 31, 2025
Vanguard Diversified Equity Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Diversified Equity Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	10,696,059	915,797
Vanguard Growth and Income Fund Investor Shares	8,296,739	610,557
Vanguard WindsorTM Fund Investor Shares	25,817,751	581,416
Vanguard Windsor II Fund Investor Shares	8,965,078	450,316
Vanguard ExplorerTM Fund Investor Shares	2,447,068	299,154
Vanguard Mid-Cap Growth Fund	5,097,496	150,631
Total Investment Companies (Cost $1,532,994)		3,007,871
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 4.141% (Cost $—)	3	—
Total Investments (100.0%) (Cost $1,532,994)		3,007,871
Other Assets and Liabilities—Net (0.0%)		250
Net Assets (100%)		3,008,121
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Diversified Equity Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,532,994)	3,007,871
Receivables for Investment Securities Sold	306
Receivables for Capital Shares Issued	614
Total Assets	3,008,791
Liabilities
Due to Custodian	128
Payables for Capital Shares Redeemed	542
Total Liabilities	670
Net Assets	3,008,121
At October 31, 2025, net assets consisted of:

Paid-in Capital	1,335,394
Total Distributable Earnings (Loss)	1,672,727
Net Assets	3,008,121

Net Assets
Applicable to 51,577,539 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,008,121
Net Asset Value Per Share	$58.32
See accompanying Notes, which are an integral part of the Financial Statements.
2

Diversified Equity Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	29,022
Net Investment Income—Note B	29,022
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	200,888
Affiliated Funds Sold	44,477
Realized Net Gain (Loss)	245,365
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	212,868
Net Increase (Decrease) in Net Assets Resulting from Operations	487,255
See accompanying Notes, which are an integral part of the Financial Statements.
3

Diversified Equity Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,022	27,421
Realized Net Gain (Loss)	245,365	83,115
Change in Unrealized Appreciation (Depreciation)	212,868	692,795
Net Increase (Decrease) in Net Assets Resulting from Operations	487,255	803,331
Distributions
Total Distributions	(120,209)	(115,708)
Capital Share Transactions
Issued	203,328	245,683
Issued in Lieu of Cash Distributions	110,560	107,439
Redeemed	(575,840)	(383,882)
Net Increase (Decrease) from Capital Share Transactions	(261,952)	(30,760)
Total Increase (Decrease)	105,094	656,863
Net Assets
Beginning of Period	2,903,027	2,246,164
End of Period	3,008,121	2,903,027
See accompanying Notes, which are an integral part of the Financial Statements.
4

Diversified Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$51.39	$39.45	$41.38	$56.40	$40.98
Investment Operations
Net Investment Income[1]	.536	.475	.398	.356	.385
Capital Gain Distributions Received[1]	3.710	1.374	1.973	6.162	2.294
Net Realized and Unrealized Gain (Loss) on Investments	4.837	12.134	.358	(17.785)	15.438
Total from Investment Operations	9.083	13.983	2.729	(11.267)	18.117
Distributions
Dividends from Net Investment Income	(.475)	(.403)	(.256)	(.317)	(.346)
Distributions from Realized Capital Gains	(1.678)	(1.640)	(4.403)	(3.436)	(2.351)
Total Distributions	(2.153)	(2.043)	(4.659)	(3.753)	(2.697)
Net Asset Value, End of Period	$58.32	$51.39	$39.45	$41.38	$56.40
Total Return[2]	18.27%	36.30%	7.88%	-21.42%	45.67%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,008	$2,903	$2,246	$2,180	$2,965
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.02%	1.00%	0.99%	0.77%	0.76%
Portfolio Turnover Rate	9%	5%	7%	12%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Diversified Equity Fund
Notes to Financial Statements
Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. Stock Funds. Financial Statements and other information about each underlying fund are available on www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Interest income, if any, includes interest earned on cash and cash collateral. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended October 31, 2025, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2025, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Diversified Equity Fund
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	25,551
Total Distributable Earnings (Loss)	(25,551)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	10,007
Undistributed Long-Term Gains	188,968
Net Unrealized Gains (Losses)	1,473,752
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,672,727
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	58,506	37,571
Long-Term Capital Gains	61,703	78,137
Total	120,209	115,708
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,534,119
Gross Unrealized Appreciation	1,474,942
Gross Unrealized Depreciation	(1,190)
Net Unrealized Appreciation (Depreciation)	1,473,752
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2025 Shares (000)	2024 Shares (000)
Issued	3,894	5,228
Issued in Lieu of Cash Distributions	2,166	2,435
Redeemed	(10,968)	(8,117)
Net Increase (Decrease) in Shares Outstanding	(4,908)	(454)
7

Diversified Equity Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2025 Market Value ($000)
Vanguard Explorer Fund	286,679	18,957	11,026	675	3,869	1,144	16,423	299,154
Vanguard Growth and Income Fund	583,081	62,813	91,786	6,277	50,172	5,188	57,509	610,557
Vanguard Market Liquidity Fund	—	NA1	NA1	—	—	3	—	—
Vanguard Mid-Cap Growth Fund	145,452	2,599	15,710	(2,380)	20,670	2,599	—	150,631
Vanguard U.S. Growth Fund	873,166	42,359	182,568	40,006	142,834	1,705	38,146	915,797
Vanguard Windsor Fund	580,263	77,017	54,435	(1,229)	(20,200)	11,540	53,569	581,416
Vanguard Windsor II Fund	433,765	45,826	45,926	1,128	15,523	6,843	35,241	450,316
Total	2,902,406	249,571	401,451	44,477	212,868	29,022	200,888	3,007,871
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Trustees' Equity Fund and Shareholders of Vanguard Diversified Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Diversified Equity Fund (one of the funds constituting Vanguard Trustees' Equity Fund, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
For corporate shareholders, 23.3%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $28,037,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $828,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $81,211,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
Q6080 122025
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses for International Value Fund are included in the financial statements filed under Item 7 of this Form, and those of the Diversified Equity Fund are borne by the underlying Vanguard funds in which the fund of the Registrant invests.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – International Value Fund

Effective June 16, 2025, the board of trustees of Vanguard International Value Fund approved a restructuring of the fund’s investment advisory arrangements whereby Altrinsic Global Advisors LLC (Altrinsic) has been added as advisor to the fund, and Lazard Asset Management LLC no longer serves as advisor to the fund. The trustees determined that the foregoing actions were in the best interests of the fund and its shareholders. ARGA Investment Management, LP (ARGA) and Sprucegrove Investment Management Ltd. (Sprucegrove) remained as advisors to the fund.

At a subsequent meeting, a majority of independent trustees of the board of Vanguard International Value Fund renewed the fund’s investment advisory arrangements with ARGA and Sprucegrove. The trustees determined that renewing the fund’s advisory arrangements with ARGA and Sprucegrove was in the best interests of the fund and its shareholders.

With respect to the approval of the addition of Altrinsic and the continuation of ARGA and Sprucegrove, the trustees based their decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the trustees by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the trustees during the fiscal year that directed their focus to relevant information and topics.

The trustees also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meetings, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the trustees approved the arrangements. Rather, it was the totality of the circumstances that drove the trustees’ decisions.

Nature, extent, and quality of services

The trustees reviewed the quality of the investment management services to be provided to the fund by Altrinsic, ARGA, and Sprucegrove. They also took into account the organizational depth and stability of each advisor. The trustees considered the following:

Altrinsic. Altrinsic is an investment management firm based in Stamford, Connecticut, founded in 2000. Altrinsic stands out for the experience of its investment personnel and team-based, process-driven approach. All members of Altrinsic’s investment team function as global sector analysts and are responsible for fundamental research on historical performance drivers, management, cash flow generation, balance sheet health, and earnings quality, among other considerations. The team’s investment philosophy is based on the belief that a company’s valuation is a function of its future financial productivity, adjusted for associated risk.

ARGA. ARGA is an independent investment management firm focused on global equities. The firm invests in businesses that it believes are undervalued based on its forecasts of long-term normalized earnings power and dividend-paying capabilities. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in great businesses at compelling valuations. Unlike classic value managers, ARGA does not rely specifically on regression to the mean. Its deep value-oriented process is designed to identify both company and systemic risk, stress-testing stocks to assess potential downside. The process is driven by bottom-up fundamental research completed by a team of business analysts leveraging the firm’s proprietary industry models to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.

Sprucegrove. Sprucegrove is a Toronto-based boutique asset manager focused on serving institutional clients by applying a disciplined quality value philosophy focused on international and global equities. The investment team at Sprucegrove employs a relative value approach by identifying high-quality companies translating to a defensive, lower risk strategy over the long term. The investment process begins with a bottom-up idea generation process, where analysts identify high-quality companies as measured against the five pillars: above-average and consistent profitability, sustainable competitive advantages, financial strength, growth opportunities, and capable management. The investment process also involves analysts reviewing a decade of annual reports and balance sheets, understanding the fundamentals of both the company and its competitors, and ultimately coming to normalized projections of return on equity (ROE). Sprucegrove has managed a portion of the fund since 2020.

The trustees concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

With respect to ARGA and Sprucegrove, the trustees considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. With respect to Altrinsic, the trustees considered its management of other funds and portfolios, and determined that Altrinsic had a track record of successfully managing its strategies over the short- and long-term when compared to a relevant benchmark. The trustees concluded that the performance was such that the advisory arrangements with ARGA and Sprucegrove should continue, and that the arrangement with Altrinsic should be approved.

Cost

The trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rates were also below the peer-group average, and would continue to remain below the average expense ratio and advisory fee rates with the changes to the fund’s advisory structure.

The trustees did not consider the profitability of ARGA, Sprucegrove, or Altrinsic in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The trustees concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules with ARGA, Sprucegrove and Altrinsic. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.

The trustees will consider whether to renew the advisory arrangements with ARGA and Sprucegrove again after a one-year period, and will consider whether to renew the advisory arrangement with Altrinsic within a two-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.